Share-Based Compensation (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands						1 Months Ended								12 Months Ended
	Jan. 01, 2022	Jan. 01, 2021	Feb. 01, 2020 shares	Mar. 31, 2019 CNY (¥)	May 02, 2017 ¥ / shares shares	Mar. 31, 2019 ¥ / shares shares	Dec. 31, 2018 shares	Feb. 28, 2018	Dec. 31, 2017 shares	Nov. 30, 2017 shares	Sep. 17, 2017 CNY (¥) shares	Sep. 17, 2017 USD ($) shares	Mar. 31, 2017	Aug. 31, 2022 shares	Aug. 31, 2021 shares	Aug. 31, 2020 shares	Aug. 31, 2019 shares	Aug. 31, 2018 shares
Share-Based Compensation (Details) [Line Items]
Four tranches													2
Amended 2015 Plan [Member]
Share-Based Compensation (Details) [Line Items]
Number of options granted (in Shares)																	141,997,178
Compensation amount											¥ 39,881	$ 6,173
Vesting percentage										50.00%					25.00%		100.00%	25.00%
Shares outstanding percentage								2.00%
Fiscal years								9 years
Vesting period															4 years	4 years
ShareBased Compensation Arrange Descriptions																	Vesting terms included i) immediate vesting of 100% of the share options on date of grant, ii) vesting periods of 3 years, with immediate vesting of 25% of the share options on date of grant, 1/48 of the share options in the each month 1 year after the vesting commencement date, respectively; iii) vesting periods of 3 years, with 1/3 of the share options vesting on each anniversary of the vesting commencement date; iv) vesting periods of 4 years, with 50% and 50% of the share options vesting on the second and fourth anniversary of the vesting commencement date, respectively, or v) vesting periods of 4 years, with 25% of the share options vesting on each anniversary of the vesting commencement date.
Domestic Plan [Member]
Share-Based Compensation (Details) [Line Items]
Number of options granted (in Shares)					120,000
Vesting period													4 years
Four tranches													4
Equity interests percentage					8.00%
Minimum [Member] | Domestic Plan [Member]
Share-Based Compensation (Details) [Line Items]
Exercise price per option (in Yuan Renminbi per share) | ¥ / shares					¥ 40
Maximum [Member] | Domestic Plan [Member]
Share-Based Compensation (Details) [Line Items]
Exercise price per option (in Yuan Renminbi per share) | ¥ / shares					¥ 160
Shanghai Onesmart Education And Training Co. Ltd [Member] | Domestic Plan [Member]
Share-Based Compensation (Details) [Line Items]
Vested options (in Shares)																70,000
Number of options granted (in Shares)						10,000
Compensation amount | ¥				¥ 0
Vesting percentage						100.00%
Exercise price per option (in Yuan Renminbi per share) | ¥ / shares						¥ 80
Options forfeited (in Shares)																	60,000
Vesting Period Four Years [Member] | Amended 2015 Plan [Member]
Share-Based Compensation (Details) [Line Items]
Vesting percentage																	25.00%
Class A Ordinary Shares [Member] | Amended 2015 Plan [Member]
Share-Based Compensation (Details) [Line Items]
Ordinary shares (in Shares)											336,642,439	336,642,439
Number of options granted (in Shares)															5,502,840	39,821,200	14,556,320
Vesting percentage															25.00%	25.00%	100.00%
Vesting period															4 years	4 years	4 years
Second, Third and Fourth anniversary [Member] | Amended 2015 Plan [Member]
Share-Based Compensation (Details) [Line Items]
Vesting percentage										25.00%
Second and Fourth Anniversary [Member]
Share-Based Compensation (Details) [Line Items]
Vesting percentage										50.00%					50.00%	50.00%	50.00%	50.00%
Second and Fourth Anniversary [Member] | Amended 2015 Plan [Member]
Share-Based Compensation (Details) [Line Items]
Vesting percentage										50.00%					50.00%	50.00%	50.00%	50.00%
Vesting period																	4 years
Immediate Vesting [Member]
Share-Based Compensation (Details) [Line Items]
Vesting percentage																100.00%	25.00%	100.00%
Immediate Vesting [Member] | Amended 2015 Plan [Member]
Share-Based Compensation (Details) [Line Items]
Vesting period																		2 years
Shanghai Yimi Education Technology Co. Ltd [Member]
Share-Based Compensation (Details) [Line Items]
Vesting percentage		50.00%
Share-Based Payment Arrangement, Option [Member] | Amended 2015 Plan [Member]
Share-Based Compensation (Details) [Line Items]
Vested share											102.1	102.1
Vested options (in Shares)											63,880,024	63,880,024
Number of options granted (in Shares)							49,634,837		16,442,655	164,865,010					120,744,240		39,669,960	9,172,674
Share options expire period											10 years	10 years
Vesting percentage										25.00%					100.00%	25.00%
Vesting period															4 years	4 years	3 years
Share-Based Payment Arrangement, Option [Member] | Domestic Plan [Member]
Share-Based Compensation (Details) [Line Items]
Share options expire period													4 years
Share-Based Payment Arrangement, Option [Member] | Shanghai Onesmart Education And Training Co. Ltd [Member] | Domestic Plan [Member]
Share-Based Compensation (Details) [Line Items]
Equity interests percentage						1.00%
Share-Based Payment Arrangement, Option [Member] | Class A Ordinary Shares [Member] | Amended 2015 Plan [Member]
Share-Based Compensation (Details) [Line Items]
Vesting percentage																	25.00%
Share-Based Payment Arrangement, Option [Member] | Not Executive [Member] | Amended 2015 Plan [Member]
Share-Based Compensation (Details) [Line Items]
Number of options granted (in Shares)																93,574,240
Restricted Stock [Member]
Share-Based Compensation (Details) [Line Items]
Vesting percentage	50.00%
Restricted Stock [Member] | Amended 2015 Plan [Member]
Share-Based Compensation (Details) [Line Items]
Restricted shares (in Shares)															5,502,840	39,821,200
Restricted Stock [Member] | Domestic Plan [Member]
Share-Based Compensation (Details) [Line Items]
Number of options granted (in Shares)
Restricted Stock [Member] | Shanghai Yimi Education Technology Co. Ltd [Member]
Share-Based Compensation (Details) [Line Items]
Four tranches			2
Restricted shares (in Shares)			9,677,288